Fair Value Disclosures - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value		$ 3,529,000,000
Long Term Debt	4,017,656,000	3,516,365,000
Property and equipment Measured on non-recurring base, carrying value	364,896,000	350,855,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment Measured on non-recurring base, carrying value	3,700,000
Property and equipment Measured on non-recurring basis, fair value	0
Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	1,667,900,000
Long Term Debt	1,600,000,000
Senior Secured Term Loan Facilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	2,455,100,000
Long Term Debt	$ 2,417,700,000